Stockholders' Deficit (Details Narrative) - USD ($)			1 Months Ended												3 Months Ended			4 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 20, 2015	Jun. 20, 2015	May 31, 2016	Nov. 30, 2015	Sep. 30, 2015	Aug. 31, 2015	Jun. 30, 2015	Jun. 20, 2015	May 31, 2015	Jan. 31, 2015	Dec. 31, 2014	Oct. 31, 2014	Aug. 31, 2014	Jun. 30, 2014	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	May 31, 2014	Jul. 31, 2014	Oct. 31, 2016	Oct. 31, 2015	Jan. 31, 2016	Jan. 31, 2015	Jul. 15, 2015
Increase number of authorized common shares										1,250,000,000					6,250,000,000					6,250,000,000		6,250,000,000	1,250,000,000
Stock subscription receivable										$ 55,673					$ 55,673					$ 55,673		$ 55,673	$ 55,673
Note converted amount																				$ 62,160
Note converted into shares																				46,526,995
Proceeds from issuance of common stock																				$ 317,729	$ 184,126	$ 180,051	474,251
Exercise prices of warrants																						$ 0.008
Warrants term																						1 year 9 months
Issuance of common shares for cash pursuant to investment agreement																						$ 129,751	401,251
Shares issued for services, shares					5,733,000
Shares issued for services, value					$ 10,320
November 2015 [Member]
Note converted amount															$ 62,222	$ 62,222
Note converted into shares															44,334,190	43,998,977
December 2015 [Member]
Note converted amount																$ 53,100
Note converted into shares																47,168,177
August 2013 Note [Member]
Note converted amount										$ 41,961	$ 41,961	$ 93,240	$ 93,240	$ 93,240			$ 62,160	$ 186,480		$ 62,160		$ 206,679
Note converted into shares										5,900,000	5,900,000	9,983,507	9,983,507	9,983,507			46,526,995	17,937,915		46,526,995		123,158,044
KVM [Member]
Purchase of common stock shares																			34,214,226
Purchase of common stock																			$ 456,924
Stock subscription receivable												$ 55,673
Investor [Member]
Common units issued to investor															5,750,000	30,000,000	2,631,579			5,750,000
Proceeds from issuance of common stock				$ 5,000	$ 3,000	$ 25,000	$ 3,000		$ 10,000						$ 23,000	$ 120,000	$ 5,000
Exercise prices of warrants															$ 0.004	$ 0.004	$ 0.0027
Investor (1) [Member]
Common units issued to investor															17,000,000					17,000,000
Proceeds from issuance of common stock															$ 34,000
Tangiers Investment Group Llc [Member]
Purchase of common stock shares	8,000,000																			76,258,193
Purchase of common stock		$ 8,000,000
Proceeds from issuance of common stock	$ 5,000																			$ 135,731		$ 129,751
Exceed an accumulative amount	100,000	100,000
Minimum net capital required for entity	$ 5,000	$ 5,000						$ 5,000
Sale of investor percentage	150.00%	150.00%
Third Party [Member]
Shares issued for services, shares																				19,496,145
Shares issued for services, value																				$ 47,500
Minimum [Member]
Exercise prices of warrants			$ 0.0021
Minimum [Member] | November 2015 [Member]
Conversion prices															$ 0.00124	0.00140				$ 0.00124
Minimum [Member] | December 2015 [Member]
Conversion prices																0.00105
Minimum [Member] | August 2013 Note [Member]
Conversion prices															0.00117					0.00117
Maximum [Member]
Exercise prices of warrants			$ 0.0324
Maximum [Member] | November 2015 [Member]
Conversion prices															0.00149	0.00145				0.00149
Maximum [Member] | December 2015 [Member]
Conversion prices																$ 0.00116
Maximum [Member] | August 2013 Note [Member]
Conversion prices															$ 0.00152					0.00152
Common Stock [Member]
Proceeds from issuance of common stock																							$ 73,000
Issuance of common shares for cash pursuant to investment agreement, shares								350,000,000														100,000,000	34,214,226
Issuance of common shares for cash pursuant to investment agreement																						$ 1,000	$ 343
Common Stock [Member] | Tangiers Investment Group Llc [Member]
Issuance of common shares for cash pursuant to investment agreement, shares																						100,000,000
Issuance of common shares for cash pursuant to investment agreement																						$ 129,751
Common Stock [Member] | Minimum [Member]
Increase number of authorized common shares																								1,250,000,000
Common Stock [Member] | Maximum [Member]
Increase number of authorized common shares																								6,250,000,000
Warrant [Member]
Exercise prices of warrants																				$ 0.006
Warrant [Member] | Investor [Member]
Warrants term															3 years	3 years	3 years
Warrant [Member] | Investor (1) [Member]
Warrants term															3 years
Percentage of warrant exercise price															40.00%					40.00%
Warrant [Member] | Investor (1) [Member] | Interest Rate Floor [Member]
Exercise prices of warrants															$ 0.002